Segment information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue from External Customer [Line Items]
Total revenues	$ 15,524,259	$ 15,309,365	$ 11,318,065
Total cost of revenues	12,639,984	12,221,662	9,900,958
Total gross profit	2,884,275	3,087,703	1,417,107
Projects [Member]
Revenue from External Customer [Line Items]
Total revenues	7,467,346	8,792,782	6,894,587
Total cost of revenues	5,697,177	6,639,072	6,209,976
Total gross profit	1,770,169	2,153,710	684,611
Products [Member]
Revenue from External Customer [Line Items]
Total revenues	7,748,444	6,150,640	4,166,388
Total cost of revenues	6,659,702	5,245,587	3,475,607
Total gross profit	1,088,742	905,053	690,781
Services [Member]
Revenue from External Customer [Line Items]
Total revenues	308,469	365,943	257,090
Total cost of revenues	283,105	337,003	215,375
Total gross profit	$ 25,364	$ 28,940	$ 41,715